Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net income	$ 10,391	$ 9,982
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	36,035	33,624
Share-based compensation expense	1,856	1,349
(Gain) loss on disposal of assets	(363)	2,098
Non-cash interest (income) expense	(143)	799
Deferred tax (benefit)	(1,239)	(1,209)
Allowance for (reversal of) doubtful receivables	(16)	1,641
Charges on obsolete service inventories	920	1,061
Impairments and other charges	1,118
Other operating activities, net	38	3
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	(27,524)	(18,226)
(Increase) decrease in unbilled revenue	(18,339)	(10,308)
(Increase) decrease in retention withholdings	8,834	23,072
(Increase) decrease in inventories	(5,567)	1,833
(Increase) decrease in prepaid expenses	746	930
(Increase) decrease in other current assets	(2,646)	1,945
Change in other long-term assets and liabilities	2,137	4,459
Increase (decrease) in accounts payable and accrued expenses	15,094	24,435
Increase (decrease) in other current liabilities	(847)	(7,868)
Net cash provided by operating activities	20,485	69,620
Cash flows from investing activities:
Capital expenditures	(30,124)	(38,408)
IPM investments (Note 2)
Proceeds from disposal of assets	637	45
Other investing activities	(2,000)	(3,000)
Net cash used in investing activities	(31,487)	(41,363)
Cash flows from financing activities:
Proceeds from long-term debt
Repayments of long-term debt	(17,537)	(17,936)
Proceeds from short-term borrowings	26,841	9,757
Repayments of short-term borrowings	(26,252)	(23,792)
Payments on capital leases	(710)	(135)
Payments on seller-provided financing for capital expenditures	(601)	(1,050)
Other financing activities, net		(163)
Net cash used in financing activities	(18,259)	(33,319)
Effect of exchange rate changes on cash
Net (decrease) in cash	(29,261)	(5,062)
Cash and cash equivalents, beginning of period	107,956	67,821
Cash and cash equivalents, end of period	$ 78,695	$ 62,759